Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	11.23%	9.60%	13.39%	(14.00%)	10.55%	13.94%	16.32%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	13.05%	12.42%	16.25%	(15.59%)	14.38%	15.31%	20.39%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	13.17%	10.71%	16.69%	(16.21%)	13.86%	15.59%	19.48%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	14.52%	13.36%	19.10%	(17.56%)	17.78%	17.71%	22.53%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	5.23%	5.03%	1.38%	(0.28%)	0.62%	2.15%	1.70%	0.90%	0.33%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.51%	4.79%	5.13%	(3.31%)	(0.17%)	3.04%	4.21%	1.34%	1.71%	1.97%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.98%	5.31%	5.72%	(6.09%)	1.76%	9.42%	5.62%	0.93%	1.80%	2.82%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	6.76%	1.92%	5.89%	(12.97%)	(0.61%)	9.99%	8.81%	0.03%	3.43%	3.58%
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	16.78%	24.73%	27.46%	(19.91%)	29.03%	19.90%	32.39%	(4.32%)	22.93%	11.62%
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	15.32%	16.30%	27.86%	(21.97%)
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	26.21%	6.27%	19.94%	(21.98%)	10.44%	19.72%	26.63%	(15.59%)	31.00%	3.14%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.85%	8.15%	15.92%	(16.50%)	27.03%	11.02%	22.62%	(8.63%)	14.74%	21.08%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	27.07%	7.71%	12.28%	(17.03%)	13.91%	7.00%